Guaranteed Benefit Features - Net Amount at Risk of Minimum Guaranteed Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, in the event of death	$ 44,239.7	$ 41,932.5
Net amount at risk, net of reinsurance	5,074.2	7,029.1
Weighted average attained age	70 years	69 years
GMAB/GMWB
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, at annuitization, maturity, or withdrawal	940.6	1,027.3
Net amount at risk, net of reinsurance	20.4	42.4
Weighted average attained age	70 years	69 years
GMIB
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, at annuitization, maturity, or withdrawal	15,894.1	14,881.3
Net amount at risk, net of reinsurance	1,681.8	3,576.0
Weighted average attained age	62 years	61 years
GMWBL
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value, at annuitization, maturity, or withdrawal	16,516.8	15,587.8
Net amount at risk, net of reinsurance	$ 452.3	$ 1,702.5
Weighted average attained age	66 years	65 years